UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: March 31, 2003
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  May 2, 2003

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $105,857

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      700    18605 SH       SOLE                     3000             15605
AFFILIATED COMPUTER A          COM              008190100     4511   101925 SH       SOLE                    65500             36425
AFLAC                          COM              001055102     1444    45050 SH       SOLE                    40800              4250
AMGEN INC COM                  COM              031162100      207     3600 SH       SOLE                                       3600
ANADARKO PETROLEUM             COM              032511107     2882    63332 SH       SOLE                    43400             19932
AUTOMATIC DATA PROCESSING INC  COM              053015103     1379    44800 SH       SOLE                    40000              4800
AVERY DENNISON CORP            COM              053611109     4585    78150 SH       SOLE                    48300             29850
CARDINAL HEALTH INC            COM              14149Y108     3541    62150 SH       SOLE                    38500             23650
CELGENE                        COM              151020104     3746   143650 SH       SOLE                    88400             55250
CHEVRONTEXACO CORP COM         COM              166764100      333     5150 SH       SOLE                                       5150
CISCO SYS INC COM              COM              17275R102     1841   141850 SH       SOLE                    88000             53850
CITIGROUP INC                  COM              172967101     3659   106199 SH       SOLE                    70900             35299
CONVERGYS CORP                 COM              212485106      268    20300 SH       SOLE                     6000             14300
COPART INC COM                 COM              217204106      839   109200 SH       SOLE                   100000              9200
D R HORTON INC COM             COM              23331A109     4400   229150 SH       SOLE                   142000             87150
DARDEN RESTAURANTS             COM              237194105      554    31025 SH       SOLE                     8500             22525
DEVON ENERGY CORP COM          COM              25179M103     3122    64750 SH       SOLE                    33000             31750
DOLLAR GEN CORP COM            COM              256669102     3293   269658 SH       SOLE                   168100            101558
DORAL FINL CORP                COM              25811P100     1345    38062 SH       SOLE                                      38062
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      318    12000 SH       SOLE                                      12000
FANNIE MAE                     COM              313586109     5502    84200 SH       SOLE                    54000             30200
FLEET BOSTON CORP              COM              339030108     2584   108200 SH       SOLE                    83000             25200
GENERAL ELECTRIC CO            COM              369604103     3743   146790 SH       SOLE                    76600             70190
HIBERNIA CORP CL A             COM              428656102      473    27900 SH       SOLE                                      27900
HOME DEPOT                     COM              437076102     2509   103000 SH       SOLE                    71600             31400
IBM CORP                       COM              459200101     3059    39008 SH       SOLE                    22300             16708
ILLINOIS TOOL WKS INC COM      COM              452308109      313     5375 SH       SOLE                     1200              4175
IMPATH INC                     COM              45255G101     1615   119950 SH       SOLE                    75900             44050
LOWES COS INC COM              COM              548661107      908    22250 SH       SOLE                                      22250
MEDTRONIC                      COM              585055106     4758   105450 SH       SOLE                    69800             35650
MICROSOFT CORP                 COM              594918104     3500   144580 SH       SOLE                    86400             58180
MOBILE MINI INC COM            COM              60740F105      300    18800 SH       SOLE                     3300             15500
NEW YORK CMNTY BANCORP COM     COM              649445103      886    29725 SH       SOLE                                      29725
PAYCHEX INC                    COM              704326107     5920   215516 SH       SOLE                   109900            105616
PFIZER INC                     COM              717081103      243     7800 SH       SOLE                                       7800
PROCTOR & GAMBLE               COM              742718109      243     2725 SH       SOLE                                       2725
PROVIDENT BANKSHARES COM       COM              743859100      292    12646 SH       SOLE                                      12646
SHURGARD STORAGE CTRS COM      COM              82567D104      776    25000 SH       SOLE                     5000             20000
SUNGARD DATA SYSTEMS           COM              867363103     5247   246325 SH       SOLE                   151600             94725
SYSCO CORP COM                 COM              871829107     2000    78600 SH       SOLE                    55000             23600
TIFFANY & CO                   COM              886547108     2570   102800 SH       SOLE                    75600             27200
UNISYS CORP COM                COM              909214108     3142   339261 SH       SOLE                   208810            130451
WAL-MART STORES INC            COM              931142103     3387    65100 SH       SOLE                    46000             19100
WASHINGTON MUTUAL INC          COM              939322103     5570   157925 SH       SOLE                   107500             50425
WILSON GREATBATCH TECHNOLOGIES COM              972232102      641    22900 SH       SOLE                     1500             21400
WYETH                          COM              983024100     2710    71650 SH       SOLE                    54100             17550